Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 4,299	$ 4,342
Finished goods	2,662	2,141
Less: write-down of obsolete inventories	(592)	(636)
Total inventories	$ 6,369	$ 5,847